Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 ELNY	Dec. 31, 2012 Obligations of insolvent insurance companies ELNY
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 12,400,000	$ 12,500,000		$ 12,000,000
Premium tax offsets	8,300,000	8,300,000
Current publicly available estimated shortfall from the Bureau				1,570,000,000
Aggregate limit on insurer assessments				558,000,000
Amount used out of limit on insurer assessments				40,000,000
Three-year average market share for New York (as a percent)			1.70%
Accrued liability for estimated aggregate exposure, net of taxes				7,000,000
Pre-tax liability for participation in an industry sponsored plan				$ 3,000,000